Reconciliation of Effective Tax Rate (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Schedule of Effective Tax Rate Reconciliation [Line Items]
Income before taxes	$ 17,361	$ 10,573	$ 166
Income tax expense (benefit) computed a applicable tax rates of 25%	4,340	2,643	42
Effect of different tax rates indifferent jurisdictions	440	255	1,667
Non-deductible expenses	75	59	260
Effect of tax holidays	(1,740)	(1,037)	(860)
Effect of valuation allowances	194	51	(138)
Effect of tax rate changes	237
Withholding tax on undistributed earnings	251	629
Income Tax Expense (Benefit), Total	$ 3,797	$ 2,600	$ 971
Effective income tax rate	21.87%	24.59%	584.94%